Consolidated Statements of Comprehensive Income (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Statement of comprehensive income [abstract]
Net profit	¥ 415,143	¥ 479,969
Remeasurements of defined benefit plans:
Gains (losses) arising during the period, before tax	81,384	76,692
Equity instruments designated at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	275,545
Share of other comprehensive income (loss) of associates and joint ventures	1,908	117
Income tax relating to items that will not be reclassified	(107,683)	(23,417)
Total items that will not be reclassified to profit or loss, net of tax	251,154	53,392
Available-for-sale financial assets:
Gains (losses) arising during the period, before tax		558,315
Reclassification adjustments for (gains) losses included in net profit, before tax		(152,564)
Debt instruments at fair value through other comprehensive income:
Gains (losses) arising during the period, before tax	(69,618)
Reclassification adjustments for (gains) losses included in net profit, before tax	1,007
Exchange differences on translating foreign operations:
Gains (losses) arising during the period, before tax	60,099	(12,248)
Share of other comprehensive income (loss) of associates and joint ventures	(26,231)	(7,677)
Income tax relating to items that may be reclassified	16,774	(124,952)
Total items that may be reclassified subsequently to profit or loss, net of tax	(17,969)	260,874
Other comprehensive income, net of tax	233,185	314,266
Total comprehensive income	648,328	794,235
Total comprehensive income attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	562,210	723,181
Non-controlling interests	80,218	66,339
Other equity instruments holders	¥ 5,900	¥ 4,715